Acquisition of subsidiary and finalization of purchase price allocation	12 Months Ended
Dec. 31, 2024
Acquisition of subsidiary and finalization of purchase price allocation
Acquisition of subsidiary and finalization of purchase price allocation

26.Acquisition of subsidiary and finalization of purchase price allocation

In the comparative period, on 16 June 2023 (the “Business Combination Date”), the Company, through its wholly owned subsidiary, MAC Australia, acquired 100% shares and voting interest in CMPL from Glencore. CMPL operates and owns the CSA mine, a copper concentrate mine located near the town of Cobar in western New South Wales, Australia.

The Company accounted for the Business Combination under IFRS 3 Business Combinations (IFRS 3) using the acquisition method whereby the assets acquired and the liabilities assumed were recorded at fair value at the acquisition date.

A provisional purchase price allocation (“PPA”) assessment of the fair values of the assets acquired and the liabilities assumed on the Business Combination Date was performed as the Company was still in the process of evaluating the inputs and assumptions utilized in developing the fair value estimates at the date of acquisition.

The Company had 12 months from the acquisition date to finalize the accounting and any measurement period adjustments. Measurement period adjustments are adjustments that arise from additional information obtained during the measurement period about facts and circumstances that existed at the acquisition date.

During the year ended 31 December 2024, the Company has finalized the evaluation of the inputs and assumptions utilized in developing the fair value estimates at the date of acquisition, and as such, the PPA accounting has been finalised.

26.Acquisition of subsidiary and finalization of purchase price allocation (continued)

The following table summarizes the consideration payable as part of the acquisition:

		Provisional as	Final working
		previously	capital
		reported	adjustment	Final restated
US$ thousand	Note	16 June 2023	16 June 2023	16 June 2023
Purchase Consideration
Cash consideration		775,000	—	775,000
Less: working capital and other adjustments		(4,484)	(3,496)	(7,980)
Cash consideration on Closing		770,516	(3,496)	767,020
Royalty deed	23	43,130	—	43,130
Deferred consideration	23	75,000	—	75,000
Contingent copper consideration	23	81,000	—	81,000
Glencore rollover shares	25	100,000	—	100,000
Total		1,069,646	(3,496)	1,066,150

The deferred consideration of $75,000 thousand consisted of deferred cash payment on the following terms:

(i)	payable upon the Company’s listing on the ASX or undertaking any alternative equity raise (up to 50% of the net proceeds from the raise, capped at $75,000 thousand);
(ii)	the unpaid balance of the $75,000 thousand would accrue interest at a rate equivalent to what the Company pays on the Mezz Facility (Note 18), set at 3-month SOFR plus a variable margin of 8% to 12% (determined by reference to prevailing copper prices); and
(iii)	any residual (up to the $75,000 thousand plus applicable interest) not paid in cash by the date that is twelve (12) months after the closing of the transaction was to be settled on the next business day through the issuance of additional ordinary shares at a 30% discount to the 20-trading day VWAP before the issuance.

The deferred consideration was recognized as contingent consideration as a part of other financial liabilities and has been fully settled on 16 February 2024 by utilizing part of the proceeds from the ASX IPO.

The copper contingent consideration is $150,000 thousand in cash structured as two contingent payments of $75,000 thousand each, the First Contingent Copper Payment and Second Contingent Copper Payment, that are unsecured, fully subordinated and payable if, and only if, over the life of the mine, the average daily LME closing price is greater than (i) $4.25/lb ($9,370/mt) for any rolling 18-month period (commencing at Closing), and (ii) $4.50/lb ($9,920/mt) for any rolling 24-month period (commencing at Closing). The contingent payments are measured at fair value estimated at $81,000 thousand based on the output from a commodity price simulation model and recognized as contingent consideration as a part of other financial liabilities.

The NSR contingent consideration requires CMPL to pay to Glencore a royalty equal to 1.5% from all NSR from all marketable and metal-bearing copper material produced from the mining tenure held by CMPL at the time of the Business Combination. The contingent consideration was recognized at fair value on acquisition in the amount of $43,130 thousand. The contingent consideration is valued using the present value of discounted cash flows based on the timing of the NSR over the expected life of the CSA mine using an effective interest rate of 8%. The NSR is determined using consensus copper prices less estimated treatment and refining costs under the offtake agreement with Glencore.

26.Acquisition of subsidiary and finalization of purchase price allocation (continued)

The following table sets out the preliminary allocation of recognized amounts of assets acquired and liabilities assumed at the Business Combination Date:

	Provisional as
	previously	Final PPA
	reported	adjustment	Final restated
US$ thousand	16 June 2023	16 June 2023	16 June 2023
Trade and other receivables	1,641	—	1,641
Inventories	32,893	—	32,893
Property, plant and equipment	1,216,263	(435)	1,215,828
Exploration and evaluation	17,918	—	17,918
Other assets	1,404	—	1,404
Trade and other payables	(23,569)	—	(23,569)
Lease liabilities	(504)	—	(504)
Provisions	(40,371)	—	(40,371)
Deferred tax liabilities	(136,029)	(3,061)	(139,090)
Total net identifiable assets acquired	1,069,646	(3,496)	1,066,150

The fair value of the property, plant and equipment which includes mineral properties was determined with the assistance of an independent third party who completed a valuation of the CSA mining operations, including the mining concessions, using a discounted cash flow model. The model takes into account forecasted production and sales, which is derived from estimates of production units including proven and probable reserves and measured, indicated and inferred resources.

The fair value of the inventories was determined with the assistance of an independent third party. The historical net book value for supplies and consumables on hand is an appropriate proxy for fair value. Finished inventories have been valued by starting at the assumed copper price at the time of expected sale, deducting all remaining costs required to produce and sell these inventories and allowing for appropriate margin and estimated costs to complete.

Trade receivables comprise gross contractual amounts due of $1,641 thousand. None of the trade receivables balance was expected to be uncollectable at the date of acquisition.

Measurement period adjustments resulting from the final evaluation of the inputs and assumptions utilized in developing the fair value estimates at the date of acquisition, and as such, the finalization of the PPA accounting have been restated in each of the affected financial statement line items for the prior period. The following table summarises the impacts on the Group’s consolidated financial statements.

26.Acquisition of subsidiary and finalization of purchase price allocation (continued)

Consolidated statement of financial position

31 December 2023
		Measurement
	As previously	period
US$thousand	reported	adjustment	As restated

Assets
Property, plant and equipment	1,194,915	(435)	1,194,480
Total assets	1,305,903	(435)	1,305,468

Liabilities
Trade and other payables	89,921	(2,359)	87,562
Current tax liability	1,137	(1,137)	—
Deferred tax liability	121,023	3,061	124,084
Total liabilities	1,037,876	(435)	1,037,441

Net assets	268,027	—	268,027

During the year ended 31 December 2023, the Group incurred transaction costs of $12,217 thousand that directly related to the completion of the Business Combination and were expensed as a part of administrative expenses. These costs were mainly composed of legal, banking, and other professional fees for the issuance of debt and equity to finance the Business Combination.

For the year ended 31 December 2023, CMPL had recognized revenue of $158,999 thousand compromising of $153,530 thousand in copper sales and $5,469 thousand in silver sales, and contributed a net profit of $18,259 thousand to the Group’s results from the Business Combination Date to 31 December 2023. If the Business Combination had occurred on 1 January 2023, management estimates that consolidated revenue for the year ended 31 December 2023 would have been $300,954 thousand and consolidated net loss for the year ended on 31 December 2024 would have been $145,513 thousand. In determining these amounts, management has assumed that the fair value adjustments that arose on the Business Combination Date would have been the same if the Business Combination had occurred on 1 January 2023.

Following the Business Combination, CMPL entered into an offtake agreement with Glencore as documented in the Offtake Contract which is a transaction that has been recognized separately from the business acquisition (Note 28).